Note 4 - Fair Value Measurements (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	$ 3,343,000
Intelligent E-Commerce Group [Member] | Aggregate Write Down Of Assets To Fair Value[Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	2,320,000
Intelligent E-Commerce Group [Member] | Property and Equipment [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	462,000
Assets, Fair Value Disclosure	0
Intelligent E-Commerce Group [Member] | Intangible Assets [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	1,198,000
Assets, Fair Value Disclosure	0
Intelligent E-Commerce Group [Member] | Deferred Charges [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	660,000
Assets, Fair Value Disclosure	$ 0